Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Summary of property, plant and equipment

		Mining	Land	Plant	Capital
		properties	and	and	works in
		and leases (a)	buildings (b)	equipment	progress	Total
Year ended 31 December 2017	Note	US$m	US$m	US$m	US$m	US$m
Net book value
At 1 January 2017		10,848	7,316	35,706	4,985	58,855
Adjustment on currency translation (c)		495	461	2,242	183	3,381
Adjustments to capitalised closure costs	26	710	-	-	-	710
Interest capitalised (d)	8	-	-	-	224	224
Additions		230	41	646	3,834	4,751
Depreciation for the year (a) (e)		(673)	(403)	(3,122)	-	(4,198)
Impairment charges, net of reversals (f)		(304)	(2)	(128)	(1)	(435)
Disposals		-	(57)	(40)	(26)	(123)
Subsidiaries no longer consolidated (g)		(211)	(95)	(417)	(26)	(749)
Transfers and other movements (h)		393	115	1,398	(2,229)	(323)
At 31 December 2017		11,488	7,376	36,285	6,944	62,093
– cost		24,691	12,029	71,903	7,266	115,889
– accumulated depreciation and impairment		(13,203)	(4,653)	(35,618)	(322)	(53,796)

Non-current assets held under finance leases (i)		-	-	37	-	37
Non-current assets pledged as security (j)		3,307	410	5,308	3,278	12,303

		Mining	Land	Plant	Capital
		properties	and	and	works in
		and leases (a)	buildings (b)	equipment	progress	Total
Year ended 31 December 2016	Note	US$m	US$m	US$m	US$m	US$m
Net book value
At 1 January 2016		11,146	7,571	37,900	4,440	61,057
Adjustment on currency translation		137	62	138	16	353
Adjustments to capitalised closure costs	26	(123)	-	-	-	(123)
Interest capitalised (d)	8	-	-	-	111	111
Additions		237	47	537	2,307	3,128
Depreciation for the year (a) (e)		(760)	(429)	(3,378)	-	(4,567)
Impairment charges, net of reversals (f)		(130)	-	(112)	(6)	(248)
Disposals		(3)	(169)	(86)	-	(258)
Subsidiaries no longer consolidated		(40)	(88)	(217)	(14)	(359)
Transfers and other movements (h)		384	322	924	(1,869)	(239)
At 31 December 2016		10,848	7,316	35,706	4,985	58,855
– cost		22,989	11,444	68,030	5,374	107,837
– accumulated depreciation and impairment		(12,141)	(4,128)	(32,324)	(389)	(48,982)

Non-current assets held under finance leases (i)		-	-	38	-	38
Non-current assets pledged as security (j)		3,310	423	5,332	2,104	11,169

(a)

At 31 December 2017, the net book value of capitalised production phase stripping costs totalled US$1,815 million, with US$1,374 million within Property, plant and equipment and a further US$441 million within Investments in equity accounted units (2016 total of US$1,967 million with US$1,511 million in Property, plant and equipment and a further

(e)

Assets within operations for which production is not expected to fluctuate significantly from one year to another or which have a physical life shorter than the related mine are depreciated on a straight-line basis as follows:

Land and buildings
Land: not depreciated
Buildings: five to 50 years

Plant and equipment
Other plant and equipment: three to 50 years
Power assets: 25 to 50 years
Capital work in progress: not depreciated

(f)	During 2017, impairment charges primarily related to Arygle Diamonds and Rössing Uranium (see note 6). During 2016, impairment charges primarily related to Argyle Diamonds.
(g)	During 2017, “Subsidiaries no longer consolidated” relates primarily to the disposal of Coal & Allied Industries Limited which completed on 1 September 2017 (see note 37).
(h)	“Transfers and other movements” includes reclassifications between categories, including transfers to assets of disposal groups held for sale.
(i)	The finance leases under which these assets are held are disclosed in note 23.
(j)

Excludes assets held under finance leases. Non-current assets pledged as security represent amounts pledged as collateral against US$4,677 million (2016: US$4,783 million) of loans, which are included in note 22.